Segment information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 item	Mar. 31, 2013	Mar. 31, 2012
Segment information
Number of operating segments	1
Segment information
Total revenues by geographical location	$ 398,331	$ 314,596	$ 271,142
Total long-lived assets	60,925	58,210
USA
Segment information
Total revenues by geographical location	167,038	114,132
Total long-lived assets	8,116	9,408
UK
Segment information
Total revenues by geographical location	110,950	88,729
Germany
Segment information
Total revenues by geographical location	49,648	40,306
Russia
Segment information
Total revenues by geographical location	35,835	35,199
Total long-lived assets	11,797	11,534
Canada
Segment information
Total revenues by geographical location	11,919	17,947
Poland
Segment information
Total revenues by geographical location	5,318	2,989
Switzerland
Segment information
Total revenues by geographical location	7,057	3,825
Total long-lived assets	1,260
Ukraine
Segment information
Total revenues by geographical location	2,384	2,703
Total long-lived assets	7,653	3,974
Romania
Segment information
Total long-lived assets	24,069	25,322
Cyprus
Segment information
Total long-lived assets	5,326	6,144
Other
Segment information
Total revenues by geographical location	8,182	8,766
Total long-lived assets	$ 2,704	$ 1,828